SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Supplemental Oil And Gas Reserve Information [Abstract]
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)
NOTE 16 – SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)

The following table sets forth information for the years ended December 31, 2016 and 2015 with respect to changes in the Company's proved (i.e. proved developed and undeveloped) reserves:

	Crude Oil	Natural Gas
	(Bbls)	(Mcf)
December 31, 2014	899,727	4,237,241
Purchase of reserves	-	-
Revisions of previous estimates	(859,230)	(4,063,500)
Extensions, discoveries	-	-
Sale of reserves	-	-
Production	(7,067)	(32,291)
December 31, 2015	33,430	141,450
Purchase of reserves	93,972	292,018
Revisions of previous estimates	455,202	3,506,794
Extensions, discoveries
Sale of reserves
Production	(31,899)	(68,756)
December 31, 2016	550,705	3,871,506

Proved Developed Reserves, included above:
Balance, December 31, 2014	50,185	197,146
Balance, December 31, 2015	33,430	141,450
Balance, December 31, 2016	550,705	3,871,506
Proved Undeveloped Reserves, included above:
Balance, December 31, 2014	849,542	4,040,095
Balance, December 31, 2015	-	-
Balance, December 31, 2016	-	-

As of December 31, 2016 and December 31, 2015, the Company had estimated proved reserves of 550,705 and 33,430 barrels of oil, respectively and 3,871,506 and 141,450 thousand cubic feet (“MCF”) of natural gas, respectively. The Company’s reserves are comprised of 46% and 59% crude oil and 54% and 41% natural gas on an energy equivalent basis, as of December 31, 2016 and December 31, 2015, respectively.

The following values for the December 31, 2016 and December 31, 2015 oil and gas reserves are based on the 12 month arithmetic average first of month price January through December 31; resulting in a natural gas price of $2.05 and $2.79 per MMBtu (NYMEX price), respectively, and crude oil price of $37.30 and $42.59 per barrel (West Texas Intermediate price), respectively. All prices are then further adjusted for transportation, quality and basis differentials.

The following summary sets forth the Company's future net cash flows relating to proved oil and gas reserves (in thousands):

	For the Year Ended
	December 31,
	2016	2015
Future oil and gas sales	$28,514	$1,819
Future production costs	(15,939)	(983)
Future development costs	(3,388)	-
Future income tax expense (1)	-	-
Future net cash flows	9,187	836
10% annual discount	(2,531)	(228)
Standardized measure of discounted future net cash flows	$6,656	$608

The principal sources of change in the standardized measure of discounted future net cash flows are (in thousands):

	2016	2015
Balance at beginning of period	$608	$23,254
Sales of oil and gas, net	(1,989)	(146)
Net change in prices and production costs	(309)	(26,115)
Net change in future development costs	4,617	20,626
Extensions and discoveries	-	-
Acquisition of reserves	7,919	-
Sale / conveyance of reserves	-	-
Revisions of previous quantity estimates	1,087	(19,336)
Previously estimated development costs incurred	(8,942)	-
Net change in income taxes	-	-
Change in timing and other	3,630	-
Accretion of discount	35	2,325
Balance at end of period	$6,656	$608

(1)
Calculations of the standardized measure of discounted future net cash flows include the effect of estimated future income tax expenses for all years reported. The Company expects that all of its Net Operating Loss’ (“NOL”) will be realized within future carry forward periods. All of the Company's operations, and resulting NOLs, are attributable to its oil and gas assets.

A variety of methodologies are used to determine the Company’s proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.